Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	14.89%	(3.95%)